UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 95.5%
Air Freight & Logistics - 4.1%
194,258	Air Transport Services Group, Inc. (1)	$4,495,130
58,822	Atlas Air Worldwide Holdings, Inc.(1)	3,449,910
82,162	XPO Logistics, Inc. (1)	7,525,218
		15,470,258
Auto Components - 2.2%
185,988	Horizon Global Corp. (1)	2,607,552
22,133	LCI Industries	2,877,290
21,953	Visteon Corp. (1)	2,747,198
		8,232,040
Banks - 3.6%
57,397	Bank of the Ozarks	2,780,885
82,897	Webster Financial Corp.	4,655,495
111,990	Western Alliance Bancorp (1)	6,340,874
		13,777,254
Biotechnology - 1.6%
33,344	Ligand Pharmaceuticals, Inc. (1)	4,565,794
155,615	Natera, Inc. (1)	1,398,979
		5,964,773
Building Products - 0.9%
48,083	Patrick Industries, Inc. (1)	3,339,330
Commercial Services & Supplies - 1.9%
152,272	Casella Waste Systems, Inc. - Class A (1)	3,505,302
108,982	Mobile Mini, Inc.	3,759,879
		7,265,181
Communications Equipment - 1.7%
79,008	Lumentum Holdings, Inc. (1)	3,863,491
289,254	Viavi Solutions, Inc. (1)	2,528,080
		6,391,571
Construction & Engineering - 7.9%
100,279	Dycom Industries, Inc.(1)	11,174,089
47,032	Granite Construction, Inc.	2,983,240
231,391	MasTec, Inc. (1)	11,326,589
77,535	MYR Group, Inc. (1)	2,770,325
51,061	Quanta Services, Inc.(1)	1,996,996
		30,251,239
Construction Materials - 3.0%
44,186	Eagle Materials, Inc.	5,006,274
209,733	Summit Materials, Inc. - Class A (1)	6,594,005
		11,600,279
Distributors - 0.9%
25,540	Pool Corp.	3,311,261
Diversified Consumer Services - 1.3%
53,912	Bright Horizons Family Solutions, Inc. (1)	5,067,728

Diversified Telecommunication Services - 1.3%
132,979	Zayo Group Holdings, Inc. (1)	4,893,627
Electronic Equipment, Instruments & Components - 4.4%
33,970	Belden, Inc.	2,621,465
17,419	Coherent, Inc. (1)	4,915,990
54,175	Fabrinet (1)	1,554,823
82,036	II-VI, Inc. (1)	3,851,590
18,906	Littelfuse, Inc.	3,739,985
		16,683,853
Energy Equipment & Services - 2.3%
60,106	Patterson-UTI Energy, Inc.	1,383,039
95,182	ProPetro Holding Corp. (1)	1,918,869
135,632	Superior Energy Services, Inc. (1)	1,306,136
80,646	U.S. Silica Holdings, Inc.	2,625,834
77,971	Unit Corp. (1)	1,715,362
		8,949,240
Food & Staples Retailing - 0.7%
25,007	Casey's General Stores, Inc.	2,799,284
Health Care Equipment & Supplies - 3.1%
47,670	Heska Corp. (1)	3,823,611
33,925	Nevro Corp. (1)	2,342,182
151,200	OraSure Technologies, Inc. (1)	2,851,632
51,747	Orthofix International NV (1)	2,830,561
		11,847,986
Health Care Providers & Services - 1.6%
80,469	Amedisys, Inc. (1)	4,241,521
41,566	HealthEquity, Inc.(1)	1,939,470
		6,180,991
Health Care Technology - 1.3%
90,279	Cotiviti Holdings, Inc. (1)	2,907,886
127,085	HMS Holdings Corp.(1)	2,154,091
		5,061,977
Hotels, Restaurants & Leisure - 1.6%
103,943	Brinker International, Inc.	4,037,146
184,816	Del Taco Restaurants, Inc. (1)	2,239,970
		6,277,116
Household Durables - 2.9%
50,893	Cavco Industries, Inc. (1)	7,766,272
81,432	Hooker Furniture Corp.	3,456,788
		11,223,060
Industrial Conglomerates - 0.2%
26,017	Raven Industries, Inc.	893,684
Insurance - 2.0%
167,420	Kinsale Capital Group, Inc.	7,533,900
Internet & Direct Marketing Retail - 0.8%
94,804	Duluth Holdings, Inc. - Class B (1)	1,692,251
30,984	Liberty Expedia Holdings, Inc. - Class A (1)	1,373,521
		3,065,772

Internet Software & Services - 3.7%
73,966	Envestnet, Inc.(1)	3,687,205
213,184	MuleSoft, Inc. - Class A (1)	4,958,660
56,348	The Trade Desk, Inc. - Class A (1)	2,576,794
114,060	Twilio, Inc. - Class A (1)	2,691,816
		13,914,475
IT Services - 2.7%
37,708	WEX, Inc.(1)	5,325,501
124,154	WNS Holdings Ltd. - ADR (1)	4,982,300
		10,307,801
Life Sciences Tools & Services - 7.3%
18,854	Bio-Rad Laboratories, Inc. - Class A (1)	4,499,884
58,143	Bio-Techne Corp.	7,532,426
45,046	Charles River Laboratories International, Inc. (1)	4,930,285
40,141	ICON PLC (1)	4,501,813
70,997	PRA Health Sciences, Inc. (1)	6,465,697
		27,930,105
Machinery - 4.9%
27,183	AGCO Corp.	1,941,682
62,230	Albany International Corp. - Class A	3,824,033
104,982	Chart Industries, Inc. (1)	4,919,456
52,506	Standex International Corp.	5,347,736
115,662	Welbilt, Inc. (1)	2,719,214
		18,752,121
Metals & Mining - 1.0%
236,976	Ferroglobe PLC (1)	3,839,011
Oil, Gas & Consumable Fuels - 1.4%
97,338	Delek US Holdings, Inc.	3,400,990
64,057	Matador Resources Co. (1)	1,994,094
		5,395,084
Pharmaceuticals - 0.8%
63,809	Pacira Pharmaceuticals, Inc.(1)	2,912,881
Professional Services - 1.2%
71,076	On Assignment, Inc. (1)	4,568,055
Road & Rail - 1.7%
80,718	Genesee & Wyoming, Inc. - Class A (1)	6,354,928
Semiconductors & Semiconductor Equipment - 6.2%
120,382	Diodes, Inc. (1)	3,451,352
183,599	FormFactor, Inc. (1)	2,873,324
83,324	Inphi Corp. (1)	3,049,658
106,962	Microsemi Corp. (1)	5,524,587
77,332	Rudolph Technologies, Inc.(1)	1,848,235
73,284	Silicon Motion Technology Corp. - ADR	3,881,121
87,587	Tower Semiconductor Ltd. (1)	2,984,965
		23,613,242

Software - 8.8%
152,471	ACI Worldwide, Inc. (1)	3,456,518
166,014	Altair Engineering, Inc. - Class A (1)	3,971,055
66,709	Nice Ltd. - ADR	6,131,224
47,545	PTC, Inc. (1)	2,889,310
65,947	RealPage, Inc. (1)	2,921,452
49,782	Tableau Software, Inc. - Class A (1)	3,444,914
42,312	Take-Two Interactive Software, Inc.(1)	4,645,011
51,750	Talend S.A. - ADR (1)	1,939,590
18,448	The Ultimate Software Group, Inc. (1)	4,025,907
		33,424,981
Specialty Retail - 0.6%
89,639	The Michaels Companies, Inc. (1)	2,168,367
Trading Companies & Distributors - 3.9%
276,394	Foundation Building Materials, Inc. (1)	4,087,867
268,099	H&E Equipment Services, Inc.	10,898,225
		14,986,092
TOTAL COMMON STOCKS
(Cost $298,887,956)		364,248,547

EXCHANGE TRADED FUNDS - 1.1%
47,668	SPDR S&P Biotech	4,045,583
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,891,495)		4,045,583

REAL ESTATE INVESTMENT TRUSTS - 1.0%
62,776	CyrusOne, Inc.	3,737,055
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,140,552)		3,737,055

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
6,332,813	Invesco Short-Term Investments Trust Government TaxAdvantage Portfolio - Institutional Class, 1.070% (2)	6,332,813
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,332,813)		6,332,813

TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost $311,252,816)		378,363,998
Other Assets in Excess of Liabilities - 0.7%		2,873,525
TOTAL NET ASSETS - 100.0%		$381,237,523

ADR	American Depositary Receipt
(1)	Non-income producing security
(2)	Seven-day yield as of December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2017 (Unaudited)

The TCM Small Cap Growth Fund  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$364,248,547	$–	$–	$364,248,547
Exchange Traded Funds	4,045,583	–	–	4,045,583
Real Estate Investment Trusts	3,737,055	–	–	3,737,055
Short-Term Investments	6,332,813	–	–	6,332,813
Total Investments in Securities	$378,363,998	$–	$–	$378,363,998

It is the Fund's policy to recognize transfers between level at the end of the Fund's reporting period. The Fund did not record any transfers into or out of Levels 1 or 2 for the period ended December 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date                  2/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date                    2/22/2018

By (Signature and Title)*     /s/ Aaron J. Perkovich
   Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                     2/27/2018

* Print the name and title of each signing officer under his or her signature.